Stock-based compensation plan (Details Narrative) - MiX Telematics Limited [Member]			12 Months Ended
		Jun. 01, 2020 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense | $			$ 1,100,000	$ 500,000
Cash-settled stock based compensation costs | $
Deferred tax benefit recognized | $			50,000.00	100,000
Tax benefits realized on awards exercised | $			$ 40,000.00	$ 200,000
Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percenatge of vesting			25.00%
Award expiration period			6 years
Annual total shareholder return percentage			10.00%	10.00%
Estimated forfeiture rate			5.00%
Foreign currency exchange rate			18.8761
Intrinsic value of SARs exercised | $			$ 0	$ 1,200,000
Number of RSUs, Unvested, Beginning Balance			35,800,000,000
Weighted- Average Grant-Date Fair Value, Unvested, Beginning Balance | $ / shares	[1]		$ 15,000
Performance shares			10,600,000,000	0
Weighted- Average Grant-Date Fair Value, Granted | $ / shares	[1]		$ 10,000
Number of SARs, Vested			(12,143,750,000)
Weighted- Average Grant-Date Fair Value, Vested | $ / shares	[1]		$ 16,000
Number of SARs, Forfeited			(1,425,000,000)
Weighted- Average Grant-Date Fair Value, Forfeited | $ / shares	[1]		$ 14,000
Number of RSUs, Unvested, Ending Balance			32,831,250,000	35,800,000,000
Weighted- Average Grant-Date Fair Value, Unvested, Ending Balance | $ / shares	[1]		$ 13,000	$ 15,000
Unrecognized compensation cost | $			$ 1,700,000
Weighted-average period			3 years 6 months 7 days
Weighted average grant date fair value per RSU granted | $ / shares	[2]		$ 27,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percenatge of vesting			50.00%
Estimated forfeiture rate			5.00%
Foreign currency exchange rate			18.8761
Number of RSUs, Unvested, Beginning Balance			800,000,000
Performance shares		2,000,000
Number of SARs, Vested			(800,000,000)
Number of SARs, Forfeited
Number of RSUs, Unvested, Ending Balance				800,000,000
Weighted average grant date fair value per RSU granted | $ / shares	[3]		$ 30
Power Fleet Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash-settled stock based compensation costs | $			$ 800,000
MiX Telematics Long TermIncentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance			12,790,000
MiX Telematics Long TermIncentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Any Financial Year [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			2,000,000
MiX Telematics Long TermIncentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Over The Life Of The Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			12,000,000

[1]	The exercise price used to determine the grant date fair value is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761
[2]	The exercise price is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.
[3]	The exercise price used to determine the grant date fair value is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761